Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Subsequent Events [Abstract]
Subsequent Events
17.	Subsequent Events

The Company has evaluated all events or transactions that occurred after September 30, 2023 through November 14, 2023, which is the date that the condensed financial statements were available to be issued. During this period, there were no material subsequent events requiring recognition or disclosure besides below.

On October 5, 2023, at the Company’s Special Meeting of Stockholders (the “Special Meeting”), the Company’s stockholders approved an amendment (the “Amendment”) to the Safe & Green Holdings Corp. Stock Incentive Plan (the “Plan”). The Amendment increased the total number of shares of the Company’s common stock authorized for issuance under the Plan by 5,000,000 shares to 8,625,000 shares. The material terms and conditions of the Plan are described in the Company’s definitive proxy statement filed with the Securities and Exchange Commission on September 6, 2023 (the “Proxy Statement”).

On October 16, 2023, the Company filed a Certificate of Amendment to its Certificate of Incorporation (the “Certificate of Amendment”) with the Secretary of State of Delaware that increased the number of the Company’s authorized shares of common stock, $0.01 par value per share, from 25,000,000 shares to 75,000,000 shares. This Certificate of Amendment was approved by the Company’s stockholders at the Company’s 2023 Special Meeting.

As previously disclosed, the Company had notified William Rogers that his employment agreement (the “Employment Agreement”) with the Company would not be renewed for a full one-year term upon its expiration on September 26, 2023; however, the Company had offered Mr. Rogers a two-month extension of his agreement. The Company anticipated that, upon the expiration of his Employment Agreement, Mr. Rogers would continue to be employed by the Company as an employee-at-will.

On October 20, 2023, the Company and Mr. Rogers entered into a mutual settlement and release agreement (the “Release Agreement”) in order to resolve any and all claims and disputes between them, including but not limited to, claims arising under the Employment Agreement. Pursuant to the terms of the Release Agreement, (i) the Company agreed to pay Mr. Rogers a settlement payment equal to $75,000 for his lost vacation, life insurance and related costs through December 31, 2023; (ii) the parties agreed to extend Mr. Roger’s Employment Agreement through December 31, 2023, at which point the Employment Agreement will end as a mutual termination; (iii) the parties agreed that Mr. Rogers’ title under the Employment Agreement will change from COO to Project Development Advisor and he will report to David Villarreal for the remaining term of the Employment Agreement and all other terms of the Employment Agreement will remain unchanged, including Mr. Roger’s right to receive RSU’s and right to accrue additional vacation days; (iv) Safe and Green Development Corporation, a majority-owned subsidiary of the Company (“DevCo”), and Mr. Rogers will enter into a consulting agreement that will commence on January 1, 2024 (the “Consulting Agreement”); (v) the parties acknowledged that Mr. Rogers will be eligible for grants of equity awards under DevCo’s stock incentive plan; (vi) the non-compete provisions of the Employment Agreement were extended through December 31, 2023; (vii) the parties released each other from any and all claims and potential claims relating to or arising as a result of the Employment Agreement or any issues related thereto; and (viii) the parties agreed not to disparage each other.

Simultaneously with the execution of the Release Agreement, Mr. Rogers entered into the Consulting Agreement with DevCo. The term of the Consulting Agreement will commence on January 1, 2024, will continue for a period of one year and will then convert to a rollover annual contract or on a month-to-month basis, as mutually agreed to be the parties. Pursuant to the Consulting Agreement, Mr. Rogers will provide advisory and consulting services for the construction of DevCo’s operational facility projects. During the term of the Consulting Agreement, DevCo will pay Mr. Rogers a monthly consulting fee of $15,000. In addition, the parties agreed that Mr. Rogers shall invoice DevCo for time spent over 60 hours per month providing such consulting services, at a rate of $250 per hour. In addition, during the term of the Consulting Agreement, DevCo will (i) pay to Mr. Rogers the per month costs to cover his COBRA expenses, and (ii) reimburse Mr. Rogers for his reasonable and necessary out-of-pocket expenses incurred in performing the consulting services. The Consulting Agreement also provides that Mr. Rogers will be entitled to receive and that DevCo will issue, subject to board approval, grants of restricted stock unit awards.

21.	Subsequent Events

During January 2023, the Short-Term Note and Second Short-Term Note were extended with a current maturity date of February 1, 2024.

On February 7, 2023, the Company closed a private placement offering (the “Offering”) of One Million One Hundred Thousand Dollars ($1,100,000) in principal amount of the Company’s 8% convertible debenture (the “Debenture”) and a warrant (the “Warrant”) to purchase up to Five Hundred Thousand (500,000) shares of the Company’s common stock, to Peak One Opportunity Fund, L.P. (“Peak One”). Pursuant to a Securities Purchase Agreement, dated February 7, 2023 (the “Purchase Agreement”), the Debenture was sold to Peak One for a purchase price of $1,000,000, representing an original issue discount of ten percent (10%).

In connection with the offering the Company paid $15,000 as a non-accountable fee to Peak One to cover its accounting fees, legal fees and other transactional costs incurred in connection with the transactions contemplated by the Purchase Agreement and issued 50,000 shares of its restricted common stock (the “Commitment Shares”) to Peak One Investments, LLC (“Investments”), the general partner of Peak One.

The Debenture matures twelve months from its date of issuance and bear interest at a rate of 8% per annum payable on the maturity date. The Debenture is convertible, at the option of the holder, at any time, into such number of shares of common stock of the Company equal to the principal amount of the Debenture plus all accrued and unpaid interest at a conversion price equal to $1.50 (the “Conversion Price”), subject to adjustment for any stock splits, stock dividends, recapitalizations and similar events and in the event the Company, at any time while the Debenture is outstanding, issues, sells or grants any option to purchase, or sells or grants any right to reprice, or otherwise disposes of, or issues common stock or other securities convertible into, exercisable for, or otherwise entitle any person the right to acquire, shares of common stock, other than with respect to an Exempt Issuance (as defined in the Debenture), at an effective price per share that is lower than the then Conversion Price. In the event of any such anti-dilutive event, the Conversion Price will be reduced at the option of the holder to such lower effective price of the dilutive event, subject to a floor price of $0.40 per share, unless and until the Company obtains shareholder approval for any issuance below such floor price.

On March 30, 2023, an affiliate of SG DevCorp. entered into an agreement to secure financing to pay off the Short-Term Note and Second Short-Term Note by issuing a new $5,000,000 note to be secured by the Lago Vista property and SG DevCorp.’s McLean site in Durant, Oklahoma. As of the date of this report, the financing to pay off the Notes had not closed.